General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Management fees and expenses relating to service providers	$ 107	$ 117	$ 123
Share based payment expense	3	14	37
Patents and fees	94	141	137
Directors’ fees	60	68	64
Investor relations and travel			3
Rent and office maintenance	12	6	15
Insurance	119	202	229
Professional services	330	291	381
Other	9	11	12
General and administrative expenses	$ 734	$ 850	$ 1,001